Fair Value Measurements (Fair Value Measurements by Level of Valuation Inputs) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	$ 150,488	$ 152,327
Impaired loans	13,503	6,426
Other real estate owned	638	617
Obligations of U.S. Government Agencies and Corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	35,799	32,732
Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	26,659	29,535
Mortgage-Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	85,702	87,741
Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	2,328	2,319
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	2,328	2,319
(Level 2) Significant Other Observable Inputs [Member] | Obligations of U.S. Government Agencies and Corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	35,799	32,732
(Level 2) Significant Other Observable Inputs [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	26,659	29,535
(Level 2) Significant Other Observable Inputs [Member] | Mortgage-Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	85,702	87,741
Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	2,563	2,232
Impaired Loans [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	2,563	2,232
Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	358	150
Other Real Estate Owned [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	358	150
Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights	205	205
Mortgage Servicing Rights [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights	$ 205	$ 205